Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	0.125%	12/15/23	274,062	261,301
United States Treasury Note/Bond	0.750%	12/31/23	251,029	240,478
United States Treasury Note/Bond	2.250%	12/31/23	68,977	67,156
United States Treasury Note/Bond	2.625%	12/31/23	101,578	99,324
United States Treasury Note/Bond	0.125%	1/15/24	426,063	404,960
United States Treasury Note/Bond	0.875%	1/31/24	272,972	261,243
United States Treasury Note/Bond	2.250%	1/31/24	187,785	182,680
United States Treasury Note/Bond	2.500%	1/31/24	110,989	108,214
United States Treasury Note/Bond	0.125%	2/15/24	478,856	453,342
United States Treasury Note/Bond	2.750%	2/15/24	408,622	399,236
United States Treasury Note/Bond	1.500%	2/29/24	180,722	173,860
United States Treasury Note/Bond	2.125%	2/29/24	139,739	135,416
United States Treasury Note/Bond	2.375%	2/29/24	141,598	137,726
United States Treasury Note/Bond	0.250%	3/15/24	353,587	334,250
United States Treasury Note/Bond	2.125%	3/31/24	145,181	140,463
United States Treasury Note/Bond	2.250%	3/31/24	401,732	389,303
United States Treasury Note/Bond	0.375%	4/15/24	337,577	318,588
United States Treasury Note/Bond	2.000%	4/30/24	137,602	132,635
United States Treasury Note/Bond	2.250%	4/30/24	219,042	211,889
United States Treasury Note/Bond	2.500%	4/30/24	428,168	415,724
United States Treasury Note/Bond	0.250%	5/15/24	475,949	446,797
United States Treasury Note/Bond	2.500%	5/15/24	368,016	357,033
United States Treasury Note/Bond	2.000%	5/31/24	217,885	209,646
United States Treasury Note/Bond	2.500%	5/31/24	257,834	250,018
United States Treasury Note/Bond	0.250%	6/15/24	315,464	295,255
United States Treasury Note/Bond	1.750%	6/30/24	200,551	192,090
United States Treasury Note/Bond	2.000%	6/30/24	113,478	109,063
United States Treasury Note/Bond	3.000%	6/30/24	288,181	281,337
United States Treasury Note/Bond	0.375%	7/15/24	345,697	323,443
United States Treasury Note/Bond	1.750%	7/31/24	167,477	160,019
United States Treasury Note/Bond	2.125%	7/31/24	73,815	70,955
United States Treasury Note/Bond	3.000%	7/31/24	282,946	276,226
United States Treasury Note/Bond	0.375%	8/15/24	547,134	510,373
United States Treasury Note/Bond	2.375%	8/15/24	413,041	398,520
United States Treasury Note/Bond	1.250%	8/31/24	160,336	151,643
United States Treasury Note/Bond	1.875%	8/31/24	124,416	118,915
United States Treasury Note/Bond	3.250%	8/31/24	245,993	240,996
United States Treasury Note/Bond	0.375%	9/15/24	437,414	407,000
United States Treasury Note/Bond	1.500%	9/30/24	146,863	139,290
United States Treasury Note/Bond	2.125%	9/30/24	69,225	66,445
United States Treasury Note/Bond	4.250%	9/30/24	270,052	269,250

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.625%	10/15/24	399,364	372,469
United States Treasury Note/Bond	1.500%	10/31/24	152,877	144,851
United States Treasury Note/Bond	2.250%	10/31/24	79,973	76,849
United States Treasury Note/Bond	4.375%	10/31/24	221,982	221,947
United States Treasury Note/Bond	0.750%	11/15/24	623,859	581,554
United States Treasury Note/Bond	2.250%	11/15/24	233,650	224,341
United States Treasury Note/Bond	7.500%	11/15/24	3,799	4,015
United States Treasury Note/Bond	1.500%	11/30/24	157,231	148,632
United States Treasury Note/Bond	2.125%	11/30/24	107,790	103,226
United States Treasury Note/Bond	4.500%	11/30/24	250,126	250,869
United States Treasury Note/Bond	1.000%	12/15/24	360,307	336,943
United States Treasury Note/Bond	1.750%	12/31/24	134,985	128,130
United States Treasury Note/Bond	2.250%	12/31/24	99,236	95,143
United States Treasury Note/Bond	1.125%	1/15/25	357,114	334,013
United States Treasury Note/Bond	1.375%	1/31/25	154,476	145,207
United States Treasury Note/Bond	2.500%	1/31/25	67,919	65,383
United States Treasury Note/Bond	1.500%	2/15/25	521,563	490,758
United States Treasury Note/Bond	2.000%	2/15/25	334,318	318,125
United States Treasury Note/Bond	7.625%	2/15/25	4,942	5,272
United States Treasury Note/Bond	1.125%	2/28/25	197,861	184,598
United States Treasury Note/Bond	2.750%	2/28/25	141,715	137,065
United States Treasury Note/Bond	1.750%	3/15/25	373,437	353,131
United States Treasury Note/Bond	0.500%	3/31/25	242,259	222,500
United States Treasury Note/Bond	2.625%	3/31/25	77,107	74,432
United States Treasury Note/Bond	2.625%	4/15/25	378,898	365,045
United States Treasury Note/Bond	0.375%	4/30/25	262,559	239,626
United States Treasury Note/Bond	2.875%	4/30/25	153,055	148,272
United States Treasury Note/Bond	2.125%	5/15/25	256,503	243,999
United States Treasury Note/Bond	2.750%	5/15/25	370,102	357,495
United States Treasury Note/Bond	0.250%	5/31/25	233,696	211,970
United States Treasury Note/Bond	2.875%	5/31/25	152,767	147,945
United States Treasury Note/Bond	2.875%	6/15/25	294,351	285,245
United States Treasury Note/Bond	0.250%	6/30/25	284,138	257,545
United States Treasury Note/Bond	2.750%	6/30/25	69,082	66,751
United States Treasury Note/Bond	3.000%	7/15/25	270,020	262,215
United States Treasury Note/Bond	0.250%	7/31/25	284,562	256,906
United States Treasury Note/Bond	2.875%	7/31/25	166,803	161,512
United States Treasury Note/Bond	2.000%	8/15/25	272,011	257,050
United States Treasury Note/Bond	3.125%	8/15/25	344,832	335,834
United States Treasury Note/Bond	6.875%	8/15/25	3,386	3,607
United States Treasury Note/Bond	0.250%	8/31/25	274,957	247,375
United States Treasury Note/Bond	2.750%	8/31/25	116,529	112,341
United States Treasury Note/Bond	3.500%	9/15/25	256,771	252,639
United States Treasury Note/Bond	0.250%	9/30/25	327,075	294,214
United States Treasury Note/Bond	3.000%	9/30/25	139,262	135,149
United States Treasury Note/Bond	4.250%	10/15/25	359,428	360,720
United States Treasury Note/Bond	0.250%	10/31/25	207,546	185,981
United States Treasury Note/Bond	3.000%	10/31/25	122,448	118,755
United States Treasury Note/Bond	2.250%	11/15/25	319,720	303,434
United States Treasury Note/Bond	4.500%	11/15/25	450,119	455,183
United States Treasury Note/Bond	0.375%	11/30/25	249,990	224,054
United States Treasury Note/Bond	2.875%	11/30/25	125,070	120,849
Total U.S. Government and Agency Obligations (Cost $22,322,623)				21,573,266

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $76,350)	3.877%	763,684	76,361
Total Investments (99.7%) (Cost $22,398,973)				21,649,627
Other Assets and Liabilities—Net (0.3%)				75,282
Net Assets (100%)				21,724,909
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,573,266	—	21,573,266
Temporary Cash Investments	76,361	—	—	76,361
Total	76,361	21,573,266	—	21,649,627